5. OTHER FINANCING RECEIVABLES	6 Months Ended
Jun. 30, 2014
Receivables [Abstract]
5. OTHER FINANCING RECEIVABLES

The following lists the components of Other financing receivables:

	June 30,	December 31,
	2014	2013
	(unaudited)

Minimum financing payments receivable	$9,645	$—
Less: Allowance for doubtful accounts	—	—
Net minimum financing payments receivable	9,645	—
Less: unearned interest income	(498)	—

Other financing receivables	$9,147	$—

Other financing receivables arise from the financing for the insurance and taxes related to the purchase of a new commercial vehicle as part of the peer stores business, for which the Company enters into monthly installment arrangements with its customers for approximately 10 months.

The majority shareholder or the legal representative of the peer store provides a full guarantee to the Company and also the peer store provides a pledge of the ownership of the commercial vehicle to the Company to secure the installment payments. As of June 30, 2014 and December 31, 2013, the aggregate effective interest rate on the financing for insurance and taxes related to the purchase of a new commercial vehicle is approximately 12.13% and nil per annum, respectively.